UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 91.6%
Consumer Discretionary 22.0%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		140,000	133,700
144A, 4.625%, 1/15/2022		40,000	40,250
144A, 5.0%, 10/15/2025		143,000	139,336
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		400,000	390,000
Ally Financial, Inc.:
4.125%, 3/30/2020		590,000	594,425
5.75%, 11/20/2025		200,000	208,500
Altice Financing SA, 144A, 7.5%, 5/15/2026		210,000	211,575
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		210,000	207,900
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026		95,000	91,794
AMC Networks, Inc.:
4.75%, 8/1/2025		110,000	106,563
5.0%, 4/1/2024		265,000	265,662
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025		85,000	87,709
6.5%, 4/1/2027		70,000	72,275
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		145,000	150,437
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		90,000	89,775
Beacon Escrow Corp., 144A, 4.875%, 11/1/2025		105,000	102,407
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	52,750
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		180,000	175,950
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		200,000	192,500
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		235,000	221,852
144A, 5.125%, 5/1/2027		160,000	154,067
144A, 5.5%, 5/1/2026		385,000	385,000
144A, 5.875%, 4/1/2024		105,000	108,454
144A, 5.875%, 5/1/2027		155,000	157,519
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	213,197
144A, 6.375%, 9/15/2020		19,000	19,214
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		20,000	19,800
CSC Holdings LLC, 144A, 5.5%, 4/15/2027		310,000	305,350
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		32,000	33,600
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		205,000	209,998
144A, 6.5%, 6/1/2026		160,000	171,200
DISH DBS Corp.:
5.875%, 7/15/2022		450,000	438,750
6.75%, 6/1/2021		30,000	30,825
Dollar Tree, Inc.:
5.25%, 3/1/2020		315,000	318,937
5.75%, 3/1/2023		105,000	109,069
Eldorado Resorts, Inc., 6.0%, 4/1/2025		195,000	200,850
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		310,000	314,262
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023		60,000	61,331
Group 1 Automotive, Inc., 5.0%, 6/1/2022		150,000	153,000
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	108,900
HD Supply, Inc., 144A, 5.75%, 4/15/2024		55,000	57,681
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025		50,000	50,188
KFC Holding Co., 144A, 4.75%, 6/1/2027		80,000	78,200
Lennar Corp.:
4.125%, 1/15/2022		130,000	128,700
4.75%, 11/15/2022		150,000	150,750
144A, 5.0%, 6/15/2027		35,000	34,916
144A, 5.25%, 6/1/2026		119,000	121,380
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025		100,000	101,750
Mattel, Inc., 144A, 6.75%, 12/31/2025		85,000	86,488
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	158,859
MGM Resorts International, 6.625%, 12/15/2021		535,000	578,094
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		80,000	81,700
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		105,000	104,213
Penske Automotive Group, Inc., 5.5%, 5/15/2026		85,000	84,788
PulteGroup, Inc., 4.25%, 3/1/2021		320,000	325,600
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	83,000
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	23,688
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		113,000	118,932
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	50,375
SFR Group SA:
144A, 6.0%, 5/15/2022		290,000	281,662
144A, 7.375%, 5/1/2026		315,000	304,069
Sirius XM Radio, Inc.:
144A, 5.0%, 8/1/2027		50,000	48,625
144A, 5.375%, 7/15/2026		150,000	151,875
Staples, Inc., 144A, 8.5%, 9/15/2025		100,000	96,000
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	43,875
Tenneco, Inc., 5.0%, 7/15/2026		110,000	108,075
Tesla, Inc., 144A, 5.3%, 8/15/2025		55,000	52,198
Toll Brothers Finance Corp., 4.875%, 11/15/2025		95,000	95,000
TRI Pointe Group, Inc., 4.875%, 7/1/2021		610,000	613,050
UPC Holding BV, 144A, 5.5%, 1/15/2028		200,000	188,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		305,000	301,569
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		265,000	258,375
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026		200,000	197,980
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		45,000	45,619
			12,253,957
Consumer Staples 2.3%
Aramark Services, Inc.:
4.75%, 6/1/2026		305,000	301,187
5.125%, 1/15/2024		60,000	61,200
Chobani LLC, 144A, 7.5%, 4/15/2025		25,000	26,063
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		200,000	198,750
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		60,000	57,300
144A, 7.25%, 6/1/2021		205,000	207,562
144A, 8.25%, 2/1/2020		65,000	65,013
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		40,000	39,800
144A, 5.875%, 9/30/2027		115,000	111,814
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		30,000	29,213
144A, 5.75%, 3/1/2027		75,000	74,063
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		130,000	123,175
			1,295,140
Energy 15.4%
Andeavor:
4.75%, 12/15/2023		50,000	52,076
5.125%, 12/15/2026		125,000	131,878
Antero Midstream Partners LP, 5.375%, 9/15/2024		70,000	71,575
Antero Resources Corp.:
5.375%, 11/1/2021		85,000	86,913
5.625%, 6/1/2023		60,000	61,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,625
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023		40,000	40,100
8.25%, 7/15/2025		70,000	74,725
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		105,000	106,181
5.875%, 3/31/2025		105,000	111,038
7.0%, 6/30/2024		100,000	111,900
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		115,000	116,150
Chesapeake Energy Corp.:
144A, 8.0%, 1/15/2025		300,000	296,250
144A, 8.0%, 6/15/2027		115,000	110,256
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028		65,000	63,375
4.5%, 4/15/2023		245,000	247,450
5.0%, 9/15/2022		580,000	588,700
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		80,000	81,000
6.25%, 4/1/2023		40,000	41,200
CrownRock LP, 144A, 5.625%, 10/15/2025		125,000	122,500
DCP Midstream Operating LP, 2.7%, 4/1/2019		200,000	197,750
Diamondback Energy, Inc., 4.75%, 11/1/2024		70,000	69,125
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		30,000	29,775
144A, 5.75%, 1/30/2028		30,000	30,000
Energy Transfer Equity LP, 7.5%, 10/15/2020		500,000	542,500
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024		50,000	52,750
Genesis Energy LP:
6.25%, 5/15/2026		185,000	178,987
6.5%, 10/1/2025		225,000	224,437
Gulfport Energy Corp.:
6.0%, 10/15/2024		35,000	34,388
6.375%, 5/15/2025		70,000	69,038
144A, 6.375%, 1/15/2026		115,000	113,350
6.625%, 5/1/2023		30,000	30,825
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		110,000	110,000
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		110,000	111,925
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		110,000	113,025
Indigo Natural Resources LLC, 144A, 6.875%, 2/15/2026		70,000	68,440
Jonah Energy LLC, 144A, 7.25%, 10/15/2025		70,000	66,500
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	90,900
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		150,000	128,625
144A, 6.5%, 1/15/2025		149,000	146,206
Murphy Oil Corp., 5.75%, 8/15/2025		160,000	159,440
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		45,000	45,900
Nabors Industries, Inc., 5.5%, 1/15/2023		50,000	49,625
Newfield Exploration Co., 5.375%, 1/1/2026		25,000	25,813
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		55,000	55,481
NuStar Logistics LP, 5.625%, 4/28/2027		157,000	155,430
Oasis Petroleum, Inc., 6.875%, 1/15/2023		10,000	10,200
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		35,000	34,475
144A, 5.375%, 1/15/2025		55,000	54,450
144A, 5.625%, 10/15/2027		95,000	94,228
PDC Energy, Inc., 6.125%, 9/15/2024		60,000	61,350
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		15,000	15,375
144A, 6.375%, 3/31/2025		110,000	114,675
Petrobras Global Finance BV, 6.125%, 1/17/2022		110,000	115,758
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		95,000	95,831
QEP Resources, Inc., 5.625%, 3/1/2026		75,000	73,781
Range Resources Corp.:
4.875%, 5/15/2025		165,000	157,987
5.0%, 8/15/2022		100,000	98,500
5.875%, 7/1/2022		65,000	65,975
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		81,425	83,609
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	273,940
5.625%, 4/15/2023		150,000	160,720
5.875%, 6/30/2026		155,000	169,246
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025		50,000	48,875
Southwestern Energy Co., 7.75%, 10/1/2027		80,000	81,600
Sunoco LP:
144A, 5.5%, 2/15/2026		65,000	65,000
144A, 5.875%, 3/15/2028		15,000	15,056
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		160,000	155,400
5.375%, 2/1/2027		170,000	170,000
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		35,000	33,819
Weatherford International Ltd.:
4.5%, 4/15/2022		105,000	92,400
9.875%, 2/15/2024		170,000	168,300
Whiting Petroleum Corp.:
5.75%, 3/15/2021		95,000	97,138
6.25%, 4/1/2023		70,000	70,875
144A, 6.625%, 1/15/2026		95,000	96,900
Wildhorse Resource Development Corp., 6.875%, 2/1/2025		35,000	35,875
WPX Energy, Inc.:
6.0%, 1/15/2022		150,000	155,625
7.5%, 8/1/2020		101,000	108,070
			8,556,660
Financials 3.9%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		200,000	201,979
4.625%, 10/30/2020		670,000	692,186
Aircastle Ltd., 4.125%, 5/1/2024		155,000	152,869
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	417,075
5.0%, 8/15/2022		400,000	412,500
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	257,225
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		45,000	45,338
			2,179,172
Health Care 6.1%
Avantor, Inc., 144A, 6.0%, 10/1/2024		35,000	35,000
DaVita, Inc.:
5.0%, 5/1/2025		80,000	78,500
5.125%, 7/15/2024		75,000	74,484
Endo Finance LLC, 144A, 5.375%, 1/15/2023		80,000	59,800
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		45,000	45,867
HCA, Inc.:
4.5%, 2/15/2027		150,000	146,437
4.75%, 5/1/2023		300,000	305,250
5.25%, 6/15/2026		170,000	174,250
6.5%, 2/15/2020		340,000	358,700
LifePoint Health, Inc.:
5.375%, 5/1/2024		120,000	117,300
5.5%, 12/1/2021		105,000	105,788
5.875%, 12/1/2023		85,000	84,788
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023		50,000	41,375
Tenet Healthcare Corp.:
4.375%, 10/1/2021		590,000	587,050
144A, 5.125%, 5/1/2025		70,000	67,900
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		78,000	77,805
144A, 5.5%, 11/1/2025		145,000	143,459
144A, 5.875%, 5/15/2023		105,000	93,319
144A, 6.125%, 4/15/2025		155,000	136,013
144A, 6.5%, 3/15/2022		70,000	72,800
144A, 7.0%, 3/15/2024		165,000	173,662
144A, 7.5%, 7/15/2021		385,000	386,925
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		55,000	54,725
			3,421,197
Industrials 8.3%
ADT Corp.:
3.5%, 7/15/2022		55,000	52,525
5.25%, 3/15/2020		90,000	92,250
6.25%, 10/15/2021		155,000	164,591
Air Lease Corp., 4.75%, 3/1/2020		1,110,000	1,148,345
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	129,675
144A, 6.0%, 10/15/2022		340,000	339,150
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		75,000	77,437
Covanta Holding Corp.:
5.875%, 3/1/2024		85,000	85,212
5.875%, 7/1/2025		55,000	54,725
DAE Funding LLC:
144A, 4.5%, 8/1/2022		7,000	6,790
144A, 5.0%, 8/1/2024		17,000	16,618
DR Horton, Inc., 4.0%, 2/15/2020		30,000	30,648
FTI Consulting, Inc., 6.0%, 11/15/2022		80,000	82,200
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		55,000	56,100
Huntington Ingalls Industries, Inc., 144A, 5.0%, 11/15/2025		60,000	63,637
Masonite International Corp., 144A, 5.625%, 3/15/2023		80,000	82,700
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	51,500
Novelis Corp.:
144A, 5.875%, 9/30/2026		85,000	85,637
144A, 6.25%, 8/15/2024		85,000	86,912
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	61,735
5.375%, 3/1/2025		240,000	250,272
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		80,000	77,200
144A, 5.25%, 8/15/2022		175,000	175,219
144A, 5.5%, 2/15/2024		165,000	165,825
Ply Gem Industries, Inc., 6.5% , 2/1/2022		145,000	150,261
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		2,000	2,178
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		60,000	60,678
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	107,816
Standard Industries, Inc., 144A, 4.75%, 1/15/2028		130,000	124,800
Summit Materials LLC:
144A, 5.125%, 6/1/2025		20,000	20,000
6.125%, 7/15/2023		100,000	103,000
8.5%, 4/15/2022		45,000	49,183
Tennant Co., 5.625%, 5/1/2025		20,000	20,510
United Rentals North America, Inc.:
4.875%, 1/15/2028		215,000	209,625
5.875%, 9/15/2026		55,000	57,613
WESCO Distribution, Inc., 5.375%, 6/15/2024		80,000	80,200
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025		55,000	55,688
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	152,625
			4,631,080
Information Technology 3.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	35,350
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		60,000	56,550
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		135,000	135,000
Dell International LLC:
144A, 4.42%, 6/15/2021		195,000	199,095
144A, 5.875%, 6/15/2021		65,000	66,462
EMC Corp., 1.875%, 6/1/2018		300,000	299,095
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	105,125
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		85,000	87,975
Jabil, Inc., 5.625%, 12/15/2020		105,000	110,512
NCR Corp.:
5.875%, 12/15/2021		20,000	20,350
6.375%, 12/15/2023		50,000	52,000
Netflix, Inc., 5.875%, 2/15/2025		150,000	158,491
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		100,000	99,844
NXP BV, 144A, 4.125%, 6/1/2021		200,000	203,540
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	42,188
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		120,000	119,400
Western Digital Corp.:
4.75%, 2/15/2026		150,000	151,125
144A, 7.375%, 4/1/2023		45,000	48,915
			1,991,017
Materials 14.7%
AK Steel Corp.:
6.375%, 10/15/2025		65,000	63,700
7.0%, 3/15/2027		205,000	208,459
7.5%, 7/15/2023		300,000	320,250
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		200,000	203,038
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		200,000	205,000
144A, 7.25%, 5/15/2024		200,000	214,250
Ball Corp., 4.375%, 12/15/2020		45,000	46,013
Berry Global, Inc., 5.5%, 5/15/2022		160,000	164,400
BWAY Holding Co., 144A, 5.5%, 4/15/2024		235,000	240,287
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	55,688
Chemours Co.:
5.375%, 5/15/2027		145,000	145,362
6.625%, 5/15/2023		60,000	63,075
7.0%, 5/15/2025		25,000	26,938
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		50,000	48,125
Constellium NV:
144A, 5.875%, 2/15/2026		250,000	252,500
144A, 6.625%, 3/1/2025		250,000	258,750
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024		90,000	91,238
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024		200,000	198,750
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		70,000	69,803
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		495,000	494,604
3.55%, 3/1/2022		150,000	145,920
3.875%, 3/15/2023		100,000	97,000
5.4%, 11/14/2034		35,000	34,125
Greif, Inc., 7.75%, 8/1/2019		230,000	241,500
Hexion, Inc.:
6.625%, 4/15/2020		50,000	46,500
144A, 10.375%, 2/1/2022		25,000	24,375
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		120,000	127,500
144A, 7.625%, 1/15/2025		30,000	32,625
Huntsman International LLC, 5.125%, 11/15/2022		250,000	258,125
Kaiser Aluminum Corp., 5.875%, 5/15/2024		80,000	83,824
Mercer International, Inc., 6.5%, 2/1/2024		70,000	73,325
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		250,000	246,875
144A, 5.25%, 6/1/2027		165,000	161,287
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		110,000	111,925
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025		256,000	254,720
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		175,000	178,281
5.75%, 10/15/2020		891,579	904,953
6.875%, 2/15/2021		71,040	71,928
144A, 7.0%, 7/15/2024		20,000	21,063
Teck Resources Ltd.:
3.75%, 2/1/2023		250,000	244,375
4.75%, 1/15/2022		500,000	507,500
144A, 8.5%, 6/1/2024		30,000	33,375
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		75,000	74,438
United States Steel Corp.:
6.875%, 8/15/2025		185,000	194,250
144A, 8.375%, 7/1/2021		147,000	157,657
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	435,120
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	31,050
144A, 5.625%, 10/1/2024		15,000	15,750
			8,179,596
Real Estate 3.3%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		140,000	141,050
(REIT), 5.375%, 3/15/2027		167,000	167,417
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		70,000	72,538
(REIT), 5.375%, 4/1/2023		265,000	271,956
(REIT), 5.375%, 5/15/2027		210,000	214,200
(REIT), 5.875%, 1/15/2026		50,000	52,375
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		260,000	256,425
Iron Mountain, Inc.:
144A, (REIT), 4.375%, 6/1/2021		60,000	60,690
144A, (REIT), 5.25%, 3/15/2028		200,000	190,560
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		110,000	107,470
(REIT), 5.25%, 8/1/2026		20,000	19,875
(REIT), 6.375%, 3/1/2024		105,000	110,513
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		125,000	128,077
(REIT), 4.875%, 6/1/2026		50,000	50,921
			1,844,067
Telecommunication Services 8.8%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	40,598
Series T, 5.8%, 3/15/2022		150,000	147,937
Series S, 6.45%, 6/15/2021		165,000	168,712
Series W, 6.75%, 12/1/2023		185,000	182,225
Series Y, 7.5%, 4/1/2024		165,000	165,825
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		70,000	68,294
CommScope, Inc., 144A, 5.0%, 6/15/2021		95,000	96,306
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	38,306
7.125%, 1/15/2023		235,000	156,569
8.5%, 4/15/2020		35,000	34,344
10.5%, 9/15/2022		220,000	187,825
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		90,000	96,862
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		186,000	195,300
Level 3 Financing, Inc.:
5.375%, 8/15/2022		215,000	217,150
5.375%, 1/15/2024		60,000	59,700
6.125%, 1/15/2021		60,000	61,013
Sprint Capital Corp., 8.75%, 3/15/2032		80,000	86,800
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	89,781
7.0%, 8/15/2020		500,000	523,125
Sprint Corp.:
7.125%, 6/15/2024		440,000	436,964
7.25%, 9/15/2021		500,000	522,500
7.625%, 3/1/2026		65,000	64,763
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		181,000	188,240
6.375%, 3/1/2025		151,000	159,305
6.5%, 1/15/2026		5,000	5,363
Telesat Canada, 144A, 8.875%, 11/15/2024		80,000	87,800
ViaSat, Inc., 144A, 5.625%, 9/15/2025		40,000	39,100
Zayo Group LLC:
144A, 5.75%, 1/15/2027		390,000	391,950
6.0%, 4/1/2023		205,000	212,944
6.375%, 5/15/2025		139,000	145,272
			4,870,873
Utilities 3.2%
AmeriGas Partners LP:
5.5%, 5/20/2025		160,000	158,800
5.75%, 5/20/2027		145,000	143,550
Calpine Corp.:
144A, 5.25%, 6/1/2026		75,000	72,750
5.75%, 1/15/2025		55,000	51,563
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	105,375
7.625%, 11/1/2024		140,000	150,500
144A, 8.125%, 1/30/2026		65,000	71,175
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027		85,000	81,812
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	70,175
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028		170,000	167,841
6.25%, 7/15/2022		500,000	516,250
7.25%, 5/15/2026		160,000	170,784
			1,760,575
Total Corporate Bonds (Cost $50,983,642)			50,983,334
Asset-Backed 1.6%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3-month USD-LIBOR + 3.550%, 5.284% **, 7/18/2027		375,000	377,475
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3-month USD-LIBOR + 3.400%, 5.145% **, 7/20/2026		500,000	501,973
Total Asset-Backed (Cost $845,277)			879,448
Government & Agency Obligations 2.0%
Other Government Related (b) 0.4%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		200,000	221,683
Sovereign Bonds 1.6%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	249,877
Republic of Argentina-Inflation Linked Bond, 5.83% **, 12/31/2033	ARS	481	207
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	48,894
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	201,376
144A, 5.75%, 1/18/2022		365,000	370,494
			870,848
Total Government & Agency Obligations (Cost $1,080,805)			1,092,531
Loan Participations and Assignments 24.9%
Senior Loans ***
Consumer Discretionary 6.0%
1011778 B.C. Unlimited Liability Co.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 3.898% , 2/16/2024		257,431	258,139
Term Loan B3, 3-month USD LIBOR + 2.250%, 3.943% , 2/16/2024		165,498	165,953
Altice U.S. Finance I Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.898%, 7/28/2025		404,260	404,513
Hilton Worldwide Finance LLC:
Term Loan B2, 1-month USD LIBOR + 2.000%, 3.621% , 10/25/2023		2,182	2,197
Term Loan B2, 1-month USD LIBOR + 2.000%, 3.621% , 10/25/2023		864,138	870,079
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.089%, 8/17/2020		919,218	921,709
Visteon Corp., Term Loan, 3-month USD LIBOR + 2.000%, 3.833%, 3/24/2024		700,000	705,142
			3,327,732
Consumer Staples 2.5%
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 4.956%, 6/22/2023		327,891	323,548
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.58%, 2/2/2024		1,034,550	1,042,309
			1,365,857
Energy 0.1%
MEG Energy Corp.:
Term Loan B, 3-month USD LIBOR + 3.500%, 5.2% , 12/31/2023		23,805	23,860
Term Loan B, 3-month USD LIBOR + 3.500%, 5.2% , 12/31/2023		16,094	16,131
			39,991
Health Care 2.6%
Community Health Systems, Inc.:
Term Loan G, 3-month USD LIBOR + 2.750%, 4.734% , 12/31/2019		50,637	50,266
Term Loan H, 3-month USD LIBOR + 3.000%, 4.984% , 1/27/2021		88,194	86,325
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 6/24/2021		1,096,240	1,105,580
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.081%, 4/1/2022		169,560	171,765
			1,413,936
Industrials 2.6%
Ply Gem Industries, Inc., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 2/1/2021		497,995	501,005
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.898%, 2/22/2024		488,958	490,965
TransDigm, Inc.:
Term Loan F, 1-month USD LIBOR + 2.750%, 4.398% , 6/9/2023		304,795	307,037
Term Loan F, 3-month USD LIBOR + 2.750%, 4.443% , 6/9/2023		159,008	160,177
			1,459,184
Information Technology 1.0%
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.871%, 4/26/2024		570,717	572,561
Materials 3.7%
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.398%, 5/20/2021		718,193	719,837
Berry Plastics Group, Inc.:
Term Loan O, 1-month USD LIBOR + 2.000%, 3.581% , 2/8/2020		483,351	486,009
Term Loan P, 1-month USD LIBOR + 2.000%, 3.581% , 1/6/2021		304,001	305,479
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.648%, 6/7/2023		391,971	395,107
PolyOne Corp., Term Loan B3, 1-month USD LIBOR + 2.000%, 3.59%, 11/11/2022		161,701	163,015
			2,069,447
Telecommunication Services 1.2%
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.846%, 2/22/2024		665,000	666,985
Utilities 5.2%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024		1,808,625	1,815,217
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023		1,094,400	1,100,480
			2,915,697
Total Loan Participations and Assignments (Cost $13,765,810)			13,831,390
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK, 10/18/2025 ** (c) (Cost $125,667)		125,171	158,279
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		36	950
Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)		11,502	3,883
Total Common Stocks (Cost $19,550)			4,833
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $20,981)		95	3,011
Cash Equivalents 5.4%
Deutsche Central Cash Management Government Fund, 1.41% (d) (Cost $3,035,657)		3,035,657	3,035,657

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,877,389)	125.8	69,988,483
Other Assets and Liabilities, Net	(25.8)	(14,354,876)
Net Assets	100.0	55,633,607

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value($) at 11/31/2107	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 5.4% Deutsche Central Cash Management Government Fund, 1.41% (d)
5,138,031	25,301,547	27,403,921	—	—	19,016	—	3,035,657	3,035,657

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2018.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

For information on the Fund's policy and additional disclosures regarding credit default swap contracts, written options contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$50,983,334	$—	$50,983,334
Asset-Backed	—	879,448	—	879,448
Government & Agency Obligations	—	1,092,531	—	1,092,531
Loan Participations and Assignments	—	13,831,390	—	13,831,390
Convertible Bond	—	—	158,279	158,279
Common Stocks (e)	950	—	3,883	4,833
Warrant	—	—	3,011	3,011
Short-Term Investments	3,035,657	—	—	3,035,657
Total	$3,036,607	$66,786,703	$165,173	$69,988,483

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018